FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currency risk $ in Millions	12 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,351.4	$ 1,380.3
USD/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 572.2	$ 567.7
Average foreign exchange rate	0.79	0.74
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 131.6	$ 158.5
Average foreign exchange rate	0.78	0.77
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 20.2	$ 8.6
Average foreign exchange rate	0.80	0.77
CDN/EUR | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 40.1	$ 33.3
Average foreign exchange rate	1.57	1.45
CDN/EUR | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.0	$ 15.2
Average foreign exchange rate	0.00	1.45
EUR/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 125.6	$ 79.7
Average foreign exchange rate	0.65	0.69
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 2.5	$ 4.9
Average foreign exchange rate	0.63	0.67
EUR/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.2	$ 0.0
Average foreign exchange rate	0.59	0.00
GBP/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 72.4	$ 116.3
Average foreign exchange rate	0.56	0.58
GBP/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 19.4	$ 9.9
Average foreign exchange rate	0.57	0.55
GBP/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.0	$ 0.1
Average foreign exchange rate	0.00	0.51
CDN/GBP | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 33.4	$ 25.7
Average foreign exchange rate	1.80	1.73
CDN/GBP | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.0	$ 3.1
Average foreign exchange rate	0.00	1.74
CDN/USD | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 132.3	$ 130.0
Average foreign exchange rate	1.28	1.32
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 5.8	$ 8.7
Average foreign exchange rate	1.29	1.33
GBP/USD | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 31.0	$ 76.8
Average foreign exchange rate	0.71	0.76
GBP/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 12.8	$ 11.1
Average foreign exchange rate	0.76	0.69
Other Currencies | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 139.6	$ 111.1
Average foreign exchange rate	0.00	0.00
Other Currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 12.3	$ 19.6
Average foreign exchange rate	0.00	0.00